Investments in Securities - Schedule of Marketable Securities at Cost and Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 61,306	$ 71,299	$ 69,924
Gross Unrealized Gains	390	335	362
Gross Unrealized Losses	(281)	(404)	(838)
Fair Value	61,415	71,230	69,448
U.S. treasury bills
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	50,973	60,801	59,764
Gross Unrealized Gains	182	131	319
Gross Unrealized Losses	0	0	0
Fair Value	51,155	60,932	60,083
Municipal bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	9,378	9,543	9,205
Gross Unrealized Gains	119	148	40
Gross Unrealized Losses	(281)	(404)	(838)
Fair Value	9,216	9,287	8,407
Corporate/government bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	477	477	477
Gross Unrealized Gains	43	29	0
Gross Unrealized Losses	0	0	0
Fair Value	520	506	477
Other bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	478	478	478
Gross Unrealized Gains	46	27	3
Gross Unrealized Losses	0	0	0
Fair Value	$ 524	$ 505	$ 481